Commitments - Additional Information (Detail) - CAD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Sep. 15, 2017
Commitments [Abstract]
Escrow deposit				$ 600,000
Commitments	$ 101,542	$ 553,763	$ 705,765